Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consists of the following:

	Interest Rate Percentage			Maturity Date	December 31, 2021 (1)	December 31, 2019
(in Millions)	LIBOR borrowings	Base rate borrowings
Revolving Credit Facility (2)	2.4%	4.5%		2023	$35.6	$154.6
4.125% Convertible Senior Notes due 2025			4.125%	2025	245.8	—
Transaction costs - 2025 Notes					(6.8)	—
Total long-term debt (3)					$274.6	$154.6
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1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.As of December 31, 2020 and December 31, 2019, there were $14.4 million and $11.0 million, respectively, in letters of credit outstanding under our Revolving Credit Facility and $275.0 million and $234.4 million available funds as of December 31, 2020 and December 31, 2019, respectively. Fund availability is subject to the Company meeting its debt covenants.
3.As of December 31, 2020 and December 31, 2019, the Company had no debt maturing within one year.